UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22662

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Short Duration High Income Portfolio

October 31, 2017

Portfolio of Investments

Corporate Bonds & Notes — 84.7%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.8%
TransDigm, Inc., 5.50%, 10/15/20	$750	$762,975
TransDigm, Inc., 6.00%, 7/15/22	250	261,200

		$1,024,175

Air Transportation — 2.4%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$522,500
American Airlines Group, Inc., 6.125%, 6/1/18	500	511,250
United Continental Holdings, Inc., 4.25%, 10/1/22	75	75,469
United Continental Holdings, Inc., 6.00%, 12/1/20	250	272,500

		$1,381,719

Automotive & Auto Parts — 5.2%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$257,188
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	650	680,875
IHO Verwaltungs GmbH, 4.125%, (4.125% cash or 4.875% PIK), 9/15/21(1)(2)	750	766,875
Navistar International Corp., 8.25%, 11/1/21	550	552,282
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	750	777,187

		$3,034,407

Banks & Thrifts — 1.4%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$521,250
Ally Financial, Inc., 8.00%, 12/31/18	250	265,938

		$787,188

Building Materials — 2.1%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$833	$890,269
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	46,204
HD Supply, Inc., 5.75%, 4/15/24(1)	250	270,312

		$1,206,785

Cable / Satellite TV — 3.7%
Altice Financing S.A., 6.50%, 1/15/22(1)	$250	$259,375
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	500	530,000
Cablevision Systems Corp., 8.00%, 4/15/20	500	555,000
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	262	267,926
DISH DBS Corp., 4.25%, 4/1/18	250	252,550
DISH DBS Corp., 5.125%, 5/1/20	250	256,563

		$2,121,414

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 0.4%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$256,563

		$256,563

Chemicals — 0.9%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$538,750

		$538,750

Consumer Products — 2.2%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$150	$152,625
HRG Group, Inc., 7.875%, 7/15/19	1,125	1,136,531

		$1,289,156

Containers — 0.8%
Ball Corp., 4.375%, 12/15/20	$455	$479,456

		$479,456

Diversified Financial Services — 4.6%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$545	$552,494
DAE Funding, LLC, 4.00%, 8/1/20(1)	705	717,337
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	500	523,750
Navient Corp., 8.00%, 3/25/20	500	552,500
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	290	302,688

		$2,648,769

Diversified Media — 3.1%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$500,000
IAC/InterActiveCorp, 4.875%, 11/30/18	787	789,322
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	516,187

		$1,805,509

Energy — 12.6%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$576,338
Antero Resources Corp., 5.375%, 11/1/21	750	772,500
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	173,825
Denbury Resources, Inc., 9.00%, 5/15/21(1)	40	39,300
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	565,000
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	345	367,425

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	$750	$772,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,781
Precision Drilling Corp., 6.50%, 12/15/21	15	15,225
Precision Drilling Corp., 6.625%, 11/15/20	299	302,692
Resolute Energy Corp., 8.50%, 5/1/20	1,125	1,147,500
Sable Permian Resources, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	215,625
Sable Permian Resources, LLC/AEPB Finance Corp., 7.811%, (3 mo. USD LIBOR + 6.50%), 8/1/19(1)(3)	500	466,875
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,001	1,018,517
Weatherford International, Ltd., 5.125%, 9/15/20	165	163,763
Whiting Petroleum Corp., 5.00%, 3/15/19	500	506,875
WPX Energy, Inc., 7.50%, 8/1/20	168	183,120

		$7,312,861

Entertainment / Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$501,750

		$501,750

Environmental — 1.7%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$472,556
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	534,375

		$1,006,931

Food & Drug Retail — 1.8%
Safeway, Inc., 3.95%, 8/15/20	$330	$320,100
Safeway, Inc., 4.75%, 12/1/21	750	731,250

		$1,051,350

Gaming — 5.0%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,425
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	663,400
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	275,625
MGM Resorts International, 6.75%, 10/1/20	750	826,875
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	211,575
Scientific Games International, Inc., 7.00%, 1/1/22(1)	75	79,500
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	804,450

		$2,892,850

Security	Principal Amount (000’s omitted)	Value

Health Care — 5.7%
Alere, Inc., 6.50%, 6/15/20	$260	$265,525
Alere, Inc., 7.25%, 7/1/18	900	900,450
Eagle Holding Co. II, LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22(1)(2)	95	98,325
HCA, Inc., 3.75%, 3/15/19	526	535,205
HCA, Inc., 5.875%, 3/15/22	500	548,750
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	430,237
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	52,813
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	405	403,481
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	90	95,738

		$3,330,524

Homebuilders / Real Estate — 3.2%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$250	$266,663
Mattamy Group Corp., 6.50%, 11/15/20(1)	1,035	1,058,287
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	515,625

		$1,840,575

Insurance — 0.0%(4)
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% cash or 8.875% PIK), 7/15/19(1)(2)	$25	$25,094

		$25,094

Leisure — 0.9%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$495	$514,800

		$514,800

Metals / Mining — 2.9%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$497,500
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	205	223,450
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	572,688
New Gold, Inc., 6.25%, 11/15/22(1)	200	207,000
SunCoke Energy, Inc., 7.625%, 8/1/19	195	194,756

		$1,695,394

Publishing / Printing — 0.4%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% cash or 9.25% PIK), 8/1/19(1)(2)	$255	$255,956

		$255,956

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants — 1.3%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$775,560

		$775,560

Services — 1.3%
Hertz Corp. (The), 5.875%, 10/15/20	$250	$249,625
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	510,000

		$759,625

Steel — 1.0%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$294,619
United States Steel Corp., 8.375%, 7/1/21(1)	250	273,437

		$568,056

Super Retail — 1.8%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$115	$95,881
L Brands, Inc., 6.625%, 4/1/21	250	276,562
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	158,063
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	511,250

		$1,041,756

Technology — 7.3%
Avaya, Inc., 9.00%, 4/1/19(1)(5)	$250	$210,625
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	25	26,306
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	500	524,876
EIG Investors Corp., 10.875%, 2/1/24	825	915,750
EMC Corp., 2.65%, 6/1/20	500	494,222
Infor (US), Inc., 5.75%, 8/15/20(1)	133	137,057
Infor (US), Inc., 6.50%, 5/15/22	250	262,450
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% cash or 7.875% PIK), 5/1/21(1)(2)	395	407,837
Nokia Oyj, 3.375%, 6/12/22	250	249,687
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,008,750

		$4,237,560

Telecommunications — 6.3%
Frontier Communications Corp., 6.25%, 9/15/21	$125	$103,437
Frontier Communications Corp., 10.50%, 9/15/22	20	17,594
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	239,597
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	394,000
SBA Communications Corp., 4.00%, 10/1/22(1)	75	76,500
Sprint Communications, Inc., 7.00%, 8/15/20	500	541,250
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	462,705
Sprint Corp., 7.25%, 9/15/21	500	546,250

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 6.836%, 4/28/23	$500	$528,750
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	750	760,800

		$3,670,883

Utilities — 2.0%
AES Corp. (The), 7.375%, 7/1/21	$1,000	$1,142,500

		$1,142,500

Total Corporate Bonds & Notes (identified cost $48,597,473)		$49,197,916

Senior Floating-Rate Loans — 9.8%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.8%
American Tire Distributors Holdings, Inc., Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$495	$497,660

		$497,660

Diversified Financial Services — 0.2%
VFH Parent, LLC, Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing 12/30/21	$95	$96,286

		$96,286

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.81%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$240	$258,420

		$258,420

Gaming — 3.9%
Gateway Casinos & Entertainment Limited, Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing 2/22/23	$249	$252,752
GLP Financing, LLC, Term Loan, 2.99%, (1 mo. USD LIBOR + 1.75%), Maturing 4/28/21	1,000	991,667
VICI Properties 1, LLC, Term Loan, Maturing 10/14/22(7)	1,000	1,001,979

		$2,246,398

Services — 1.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.88%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$210	$181,125

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Services (continued)
AlixPartners, LLP, Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$498	$500,765
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	117	117,794

		$799,684

Super Retail — 0.4%
National Vision, Inc., Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing 3/12/21	$227	$228,019

		$228,019

Technology — 2.2%
EIG Investors Corp., Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$496	$502,167
Veritas Bermuda, Ltd., Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	746	751,114

		$1,253,281

Telecommunications — 0.5%
Asurion, LLC, Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$300	$309,984

		$309,984

Total Senior Floating-Rate Loans (identified cost $5,639,863)		$5,689,732

Convertible Bonds — 3.9%

Security	Principal Amount (000’s omitted)	Value

Utilities — 3.9%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$320,800
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	710,637
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	279,113
SolarCity Corp., 1.625%, 11/1/19	1,000	945,625

		$2,256,175

Total Convertible Bonds (identified cost $2,190,820)		$2,256,175

Short-Term Investments — 2.2%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.35%(8)	1,259,286	$1,259,412

		$1,259,412

Total Short-Term Investments (identified cost $1,259,412)		$1,259,412

Total Investments — 100.6% (identified cost $57,687,568)		$58,403,235

Other Assets, Less Liabilities — (0.6)%		$(335,542)

Net Assets — 100.0%		$58,067,693

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $23,870,729 or 41.1% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(4)	Amount is less than 0.05%.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(7)	This Senior Loan will settle after October 31, 2017, at which time the interest rate will be determined.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $56,428,156)	$57,143,823
Affiliated investment, at value (identified cost, $1,259,412)	1,259,412
Cash	101,009
Interest receivable	923,603
Dividends receivable from affiliated investment	1,873
Receivable for investments sold	4,238
Receivable from affiliate	3,863
Total assets	$59,437,821

Liabilities
Payable for investments purchased	$1,278,026
Payable to affiliates:
Investment adviser fee	27,569
Trustees’ fees	328
Accrued expenses	64,205
Total liabilities	$1,370,128
Net Assets applicable to investors’ interest in Portfolio	$58,067,693

Sources of Net Assets
Investors’ capital	$57,352,026
Net unrealized appreciation	715,667
Total	$58,067,693

21	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income (net of foreign taxes, $641)	$3,295,730
Dividends from affiliated investment	13,644
Total investment income	$3,309,374

Expenses
Investment adviser fee	$337,745
Trustees’ fees and expenses	4,015
Custodian fee	42,701
Legal and accounting services	60,503
Miscellaneous	4,132
Total expenses	$449,096
Deduct —
Allocation of expenses to affiliate	$44,957
Total expense reductions	$44,957

Net expenses	$404,139

Net investment income	$2,905,235

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$309,182
Investment transactions — affiliated investment	(93)
Net realized gain	$309,089
Change in unrealized appreciation (depreciation) —
Investments	$388,739
Investments — affiliated investment	(93)
Net change in unrealized appreciation (depreciation)	$388,646

Net realized and unrealized gain	$697,735

Net increase in net assets from operations	$3,602,970

22	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$2,905,235	$2,534,902
Net realized gain (loss)	309,089	(770,117)
Net change in unrealized appreciation (depreciation)	388,646	1,754,409
Net increase in net assets from operations	$3,602,970	$3,519,194
Capital transactions —
Contributions	$18,884,718	$21,691,988
Withdrawals	(25,390,948)	(21,794,610)
Net decrease in net assets from capital transactions	$(6,506,230)	$(102,622)

Net increase (decrease) in net assets	$(2,903,260)	$3,416,572

Net Assets
At beginning of year	$60,970,953	$57,554,381
At end of year	$58,067,693	$60,970,953

23	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017		2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.76%	0.76%	0.77%	0.80%
Net investment income	4.80%		4.34%	4.24%	4.46%	4.91%
Portfolio Turnover	69%		67%	41%	65%	92%

Total Return	6.10	%(2)	6.13%	1.50%	2.87%	6.18%

Net assets, end of year (000’s omitted)	$58,068		$60,971	$57,554	$57,811	$55,708

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	The investment adviser reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the year ended October 31, 2017). Absent this reimbursement, total return would be lower.

24	See Notes to Financial Statements.

Short Duration High Income Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 77.3%, 20.8% and 1.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

25

Short Duration High Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement effective January 1, 2017 between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of holders of interests in the Portfolio. Prior to January 1, 2017, the fee was computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on net assets of $500 million and over. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $337,745 or 0.56% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $44,957 of the Portfolio’s operating expenses for the year ended October 31, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $40,028,840 and $42,034,404, respectively, for the year ended October 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,690,457

Gross unrealized appreciation	$943,097
Gross unrealized depreciation	(230,319)

Net unrealized appreciation	$712,778

26

Short Duration High Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$49,197,916	$—	$49,197,916
Senior Floating-Rate Loans	—	5,689,732	—	5,689,732
Convertible Bonds	—	2,256,175	—	2,256,175
Short-Term Investments	—	1,259,412	—	1,259,412

Total Investments	$—	$58,403,235	$—	$58,403,235

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

27

Short Duration High Income Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Short Duration High Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Short Duration High Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Short Duration High Income Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2017

28

Eaton Vance

Short Duration High Income Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Short Duration High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

29

Eaton Vance

Short Duration High Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

30

Eaton Vance

Short Duration High Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16753    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017, by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$32,479	$42,710
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,422	$14,638
All Other Fees(3)	$0	$0

Total	$46,901	$57,348

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$14,422	$14,638
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017